UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Smead Value Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.69%
Banks - 4.28%
Wells Fargo & Co.	467,059	19,186,784
Consumer Services - 8.31%
H&R Block, Inc.	515,249	14,380,600
McDonald's Corp.	86,640	8,175,350
Starbucks Corp.	208,571	14,708,427
		37,264,377
Diversified Financials - 12.34%
Bank Of America Corporation	1,559,563	22,021,029
Franklin Resources, Inc.	307,548	14,196,416
JPMorgan Chase & Co.	378,486	19,124,898
		55,342,343
Food & Staples Retailing - 4.96%
Walgreen Co.	462,718	22,242,854
Health Care Equipment & Services - 3.79%
Abbott Laboratories	194,034	6,467,153
Medtronic, Inc.	203,424	10,527,192
		16,994,345
Insurance - 8.17%
Aflac, Inc.	368,072	21,270,881
Berkshire Hathaway, Inc. (a)	138,189	15,369,380
		36,640,261
Media - 13.92%
Comcast Corp.	369,113	15,037,664
Gannett Co., Inc.	1,152,821	27,771,458
Walt Disney Co.	323,021	19,649,367
		62,458,489
Pharmaceuticals, Biotechnology & Life Sciences - 20.48%
AbbVie, Inc.	194,034	8,267,789
Amgen, Inc.	207,169	22,568,991
Bristol-Myers Squibb Co.	222,463	9,274,483
Johnson & Johnson	100,115	8,650,937
Merck & Co., Inc.	348,621	16,486,287
Mylan, Inc. (a)	342,339	12,098,260
Pfizer, Inc.	515,257	14,535,400
		91,882,147
Retailing - 12.82%
Cabela's, Inc. (a)	426,177	27,927,379
Home Depot, Inc.	178,677	13,309,650
Nordstrom, Inc.	291,813	16,262,738
		57,499,767
Software & Services - 8.62%
Accenture PLC (b)	181,981	13,148,127
eBay, Inc. (a)	510,749	25,532,342
		38,680,469
TOTAL COMMON STOCKS (Cost $390,149,644)		438,191,836

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.84%
Money Market Funds - 1.84%
Dreyfus Cash Management, 0.040% (c)	8,265,888	8,265,888
TOTAL SHORT-TERM INVESTMENTS (Cost $8,265,888)		8,265,888

Total Investments (Cost $398,415,532) - 99.53%		446,457,724
Other Assets in Excess of Liabilities - 0.47%		2,097,548
TOTAL NET ASSETS - 100.00%		$448,555,272

(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security; the rate shown represents the rate at August 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$398,415,532
Gross unrealized appreciation	55,938,909
Gross unrealized depreciation	(7,896,717)
Net unrealized appreciation	$48,042,192

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that the security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the
Fund shares are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a shareholder purchases or redeems
Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Total Common Stock*	$438,191,836	$-	$-	$438,191,836
Short-Term Investments	8,265,888	-	-	8,265,888
Total Investments in Securities	$446,457,724	$-	$-	446,457,724

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2013.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3)
were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   10/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   10/22/13

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   10/22/13

* Print the name and title of each signing officer under his or her signature.